Investments in associates and joint ventures - Analysis of movement in the group's investments in associates and joint ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance	£ 3,557	£ 3,173
Exchange differences	(240)	82	£ 19
Additions	38	47
Share of profit after tax	334	282	312
Disposals		(1)
Dividends	(290)	(4)
Share of movements in other comprehensive income and equity	(85)	(8)
Step acquisitions		(11)
Transfer	2	(2)
Impairment Charged On Investments And Joint Ventures	(8)
Other		(1)
Cost less provisions, Ending balance	3,308	3,557	3,173
Loans and preference shares invested in associates	108	82
Additional investments in associates subject to performance targets	33	22
Moet Hennessy
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance	3,395	3,040
Exchange differences	(228)	78
Additions	0	0
Share of profit after tax	335	285	310
Disposals		0
Dividends	(289)	0
Share of movements in other comprehensive income and equity	(85)	(8)
Step acquisitions		0
Transfer	0	0
Impairment Charged On Investments And Joint Ventures	0
Other		0
Cost less provisions, Ending balance	3,128	3,395	3,040
Others
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance	162	133
Exchange differences	(12)	4
Additions	38	47
Share of profit after tax	(1)	(3)
Disposals		(1)
Dividends	(1)	(4)
Share of movements in other comprehensive income and equity	0	0
Step acquisitions		(11)
Transfer	2	(2)
Impairment Charged On Investments And Joint Ventures	(8)
Other		(1)
Cost less provisions, Ending balance	£ 180	£ 162	£ 133